Consolidated Balance Sheets - USD ($) $ in Thousands		Apr. 29, 2017	Apr. 30, 2016
Current assets:
Cash and cash equivalents		$ 11,993	$ 13,838
Receivables, net		67,294	124,917
Merchandise inventories, net		946,909	933,723
Prepaid expenses and other current assets		101,816	105,912
Total current assets		1,128,012	1,178,390
Property and equipment:
Land and land improvements		2,541	2,541
Buildings and leasehold improvements		1,072,007	1,058,452
Fixtures and equipment		1,608,433	1,560,005
Property and equipment, gross		2,682,981	2,620,998
Less accumulated depreciation and amortization		2,406,859	2,322,418
Net property and equipment		276,122	298,580
Goodwill		207,381	211,276
Intangible assets, net		310,205	310,904
Other non-current assets		11,201	13,632
Total assets	[1]	1,932,921	2,012,782
Current liabilities:
Accounts payable		473,686	480,574
Accrued liabilities		283,157	360,194
Gift card liabilities		351,424	353,103
Total current liabilities		1,108,267	1,193,871
Long-term debt		64,900	47,200
Deferred taxes		86,132	54,017
Other long-term liabilities		99,311	114,184
Shareholders' equity:
Common stock; $0.001 par value; 300,000 shares authorized; 111,933 and 111,228 shares issued, respectively		112	112
Additional paid-in capital		1,741,380	1,738,034
Accumulated other comprehensive income		315	151
Retained earnings		(46,425)	(24,349)
Treasury stock, at cost, 39,497 and 37,941 shares, respectively		(1,121,071)	(1,110,438)
Total shareholders' equity		574,311	603,510
Commitments and contingencies
Total liabilities and shareholders' equity		$ 1,932,921	$ 2,012,782

[1]	Excludes intercompany balances.